Shareholders' equity - Conditional capital (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [line items]
Increase in capital stock from exercise of stock options	€ (1,298,000)	€ 2,014,000